Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005445
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,444	$ 9,418	$ 10,117	$ 10,078	$ 11,121	$ 12,012	$ 12,834	$ 13,723	$ 14,497	$ 15,314	$ 16,295	$ 13,986	$ 16,248	$ 16,902	$ 16,625	$ 18,166	$ 15,780	$ 20,138	$ 22,580	$ 24,394	$ 24,514	$ 27,453	$ 27,559	$ 28,692	$ 25,149	$ 18,867	$ 17,976	$ 17,645	$ 20,542	$ 23,816	$ 23,131	$ 26,342	$ 30,043	$ 32,884	$ 33,745	$ 35,697	$ 32,435	$ 38,489	$ 41,542	$ 42,385
C000005446
Account Value [Line Items]
Accumulated Value	10,000	9,437	9,405	10,098	10,054	11,086	11,962	12,776	13,655	14,415	15,220	16,184	13,881	16,113	16,754	16,469	17,986	15,612	19,914	22,312	24,087	24,191	27,073	27,162	28,261	24,761	18,562	17,672	17,334	20,169	23,378	22,690	25,821	29,427	32,196	33,014	34,902	31,694	37,584	40,545	41,336
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	10,000	10,074	10,136	10,600	10,708	11,662	12,206	12,926	13,943	14,140	14,954	16,325	13,732	15,943	16,682	16,930	18,729	16,088	20,567	23,285	25,938	26,182	29,307	29,646	33,096	30,103	23,805	22,949	23,453	26,822	30,258	29,310	33,462	37,281	40,388	41,677	44,623	40,175	47,342	52,318	52,906
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,074	$ 10,136	$ 10,600	$ 10,708	$ 11,662	$ 12,206	$ 12,926	$ 13,943	$ 14,140	$ 14,954	$ 16,325	$ 13,732	$ 15,943	$ 16,682	$ 16,930	$ 18,729	$ 16,088	$ 20,567	$ 23,285	$ 25,938	$ 26,182	$ 29,307	$ 29,646	$ 33,096	$ 30,103	$ 23,805	$ 22,949	$ 23,453	$ 26,822	$ 30,258	$ 29,310	$ 33,462	$ 37,281	$ 40,388	$ 41,677	$ 44,623	$ 40,175	$ 47,342	$ 52,318	$ 52,906